S000069725 [Member] Average Annual Total Returns		12 Months Ended	56 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	3.77%
Performance Inception Date	[1]		May 11, 2021
Dodge & Cox Emerging Markets Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent		38.62%	5.76%
Performance Inception Date			May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.50%	5.29%
Performance Inception Date			May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	4.44%
Performance Inception Date			May 11, 2021

[1]	MSCI Emerging Markets Index returns are net of withholding taxes applicable to non‑resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.